Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2023
Income And Social Contribution Taxes
Income and Social Contribution Taxes
10.
INCOME AND SOCIAL CONTRIBUTION TAXES
a)
Income tax and social contribution tax recoverable

The income tax and social contribution balances refer to credits from previous years' tax returns, withholdings made in the current year and prepayments that will be offset against federal taxes payable to be determined at the end of the fiscal year or in subsequent periods.

	2023	2022
Income tax	594	707
Social contribution tax	262	241

	856	948

Current	411	775
Non-current	445	173

The balances of current tax assets and liabilities relating to income tax and social contribution are presented net when the requirements of IAS 12 are met.

b)
Income tax and social contribution tax payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	2023	2022
Current
Income tax	71	198
Social contribution tax	40	42

	111	240

c)
Deferred income tax and social contribution tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	2023	Profit and loss	Comprehensive income	Other	2022	Profit and loss	Comprehensive income	Other	2021
Deferred tax assets
Tax loss carryforwards	1,219	232	-	-	987	180	-	-	807
Provisions for contingencies	723	121	-	-	602	60	-	-	542
Changes to equity method investees temporary differences, net	57	1	-	-	56	(188)	-	-	244
Fair value of derivative financial instruments (PUT SAAG)	-	(229)	-	-	229	13	-	-	216
Provision related to the exclusion of ICMS from the calculation basis of PIS/Pasep and Cofins (1)	88	(510)	-	-	598	598	-	-	-
Provision for income sharing payments	48	18	-	-	30	30	-	-	-
Post-employment obligations	1,812	80	(119)		1,852	108	(237)	-	1,981
Estimated provision for doubtful receivables	326	7	-	-	319	4	-	-	315
Onerous concession	12	-	-	-	12	12	-	-	-
Rights of use (2)	126	9	-	-	117	117	-	-	-
Others	13	(10)	-	6	17	(133)	-	-	150

Total	4,424	(281)	(119)	6	4,819	801	(237)	-	4,255

Deferred tax liabilities
Deemed cost	(155)	1	-	-	(156)	63	-	-	(219)
Acquisition costs of equity interests	(439)	17	-	-	(456)	10	-	-	(466)
Borrowing costs capitalized	(182)	(12)	-	-	(170)	(5)	-	-	(165)
Adjustment to expectation of cash flow – Concession assets	(334)	(71)	-	-	(263)	(18)	-	-	(245)
Revenues arising from transmission contract asset	(931)	9	-	-	(940)	(45)	-	-	(895)
Adjustment to fair value: Swap/Loss	(126)	84	-	-	(210)	202	-	-	(412)
Reimbursement of costs – GSF	(229)	45	-	-	(274)	45	-	-	(319)
Lease liabilities (2)	(127)	(19)	-	-	(108)	(108)	-	-	-
Others	32	85	-	-	(54)	(20)	-	(3)	(31)

Total	(2,491)	139	-	-	(2,631)	124	-	(3)	(2,752)

Total, net	1,933	(142)	(119)	6	2,188	925	(237)	(3)	1,503

Total assets	3,045				3,120				2,465
Total liabilities	(1,112)				(932)				(962)

(1) In 2022, a provision was recorded as a result of Law 14385/22, which determined the fully destination, for the benefit of consumers, of the amounts subject to repeal of debt by the distributors, related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis. The amount refers to the period from the 11th year onwards, counted retroactively from the date of the final and unappealable decision in the lawsuit, net of the portion included in the 2022 and 2023 Annual Tariff Adjustments.

(2) The separate presentation of these deferred tax assets and liabilities results from the change in IAS 12. There was no impact on the Company's results, the effect of the change being related only to disclosure. For comparability purposes, the change was reflected in the 2022 financial year based on the same criteria. For further details, see note 3.8.

The changes in deferred income tax and social contribution tax were as follows:

Balance at December 31, 2020	1,413

Effects allocated to net profit	210
Effect allocated to other comprehensive income	(102)
Deferred taxes received in corporate reorganization	(16)
Others	(2)

Balance at December 31, 2021	1,503

Effects allocated to net profit	924
Effect allocated to other comprehensive income	(237)
Deferred taxes received in corporate reorganization	-
Others	(2)

Balance at December 31, 2022	2,188

Effects allocated to net profit	(141)
Effect allocated to other comprehensive income	(119)
Others	5

Balance at December 31, 2023	1,933

The estimated taxable incomes forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical income. However, the taxable income may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

d)
Reconciliation of income tax and social contribution tax effective rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2023	2022
Profit before income tax and social contribution tax	6,851	4,121
Income tax and social contribution tax – nominal expense (34%)	(2,329)	(1,401)
Tax effects applicable to:
Gain in subsidiaries by equity method	93	182
Tax incentives	89	62
Effects from subsidiaries taxed based on gross revenues	92	97
Non-deductible penalties	(95)	(45)
Interest on Equity	950	722
Estimated losses on doubtful accounts receivable from related parties	-	234
Realization of goodwill (note 32)	-	108
Monetary update on tax credits (1)	101	-
Others	15	15

Income tax and Social Contribution – effective gain (expense)	(1,084)	(26)

Current tax	(943)	(950)
Deferred tax	(141)	924

	(1,084)	(26)

Effective rate	15.82%	0.63%

(1) Refers to the monetary updates on PIS/Pasep and Cofins on ICMS including differences beteween ICMS Invoiced x Collected. In 2022, the balance of this update was taxed, but with the STF's favorable decision, the balance was excluded in the 2023 calculation.

Accounting policy

The income tax and social contribution tax expenses represents the total amount of current and deferred taxes, which are presented separately in the financial statements. The Company is subject to the regular tax regime ‘Lucro Real’. However, its subsidiaries that can benefit from the favorable tax regime, according to tax law, analyze the payable tax projection for the next year, in order to determine the tax regime that reduces its taxes payment.

Deferred and current tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Periodically, in accordance with IFRIC 23, the Company and its subsidiaries evaluate positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Current

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offset against advances made.

Deferred

Deferred tax is recognized for temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base at the reporting date.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with, in line with IAS 20.

The subsidiaries Cemig D e GT have ventures in an area incentivized by SUDENE area, which result in the recognition of its right to a 75% reduction in income tax. Such tax incentives, in the form of exemption or reduction of income tax, comply with the concept of government grants and are recognized as income on a systematic basis over the periods that the related income tax expense for which it is intended to compensate, is recorded.

Given the legal restriction on the distribution of net income corresponding to the tax incentive, the Company maintains the amount related to the incentive granted in the tax incentive reserve. For more details, see note no. 6.

Estimations and judgments

Deferred taxes

Deferred tax liabilities are recognized for all the inter-temporal tax differences. Deferred tax assets are recognized for all the temporary differences deductible, to the extent that it is probable that future taxable income will be available for the temporary differences to be offset, except:

•
When the deferred tax asset or liability arises from recognition of goodwill or of an asset or liability in a transaction which is not a business combination and, on the date of the transaction, does not affect the accounting profit or the profit or loss for tax purposes, except when the transaction gives rise to temporary differences that are both taxable and deductible, in which the entity must recognize a deferred tax asset or liability and must recognize the resulting deferred tax expense or revenue in the income statement;
•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future; and
•
In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

These taxes are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax and social contribution tax assets are reviewed at the reporting date, and are reduced to the extent that their realization is no longer probable or recognized to the extent that it becomes probable that future taxable incomes will allow them to be recovered.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The estimated taxable incomes forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical income. However, the taxable income may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

Uncertainties on the treatment of taxes on profit

There are certain matters regarding treatment of taxes on profit about which the Company has uncertainties. The uncertainties about the treatment of taxes on profit represent the risks that the tax authority may not accept a given tax treatment applied by the Company. The Company estimates the probability of the tax authority accepting the uncertain tax treatment based on technical assessments of its legal advisors.